6. LONG-TERM DEBT (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Less: current portion	$ (28,343)	$ (6,183)
Long-term debt, noncurrent	672,477	76,402
Secured loan
Long-term debt	626,376	0
Note payable
Long-term debt	$ 74,444	$ 82,585